Segments (Details 1)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Segment Reporting Information [Line Items]
Revenues	$ 40,762,456	¥ 290,297,984	¥ 203,548,005	¥ 487,938,864
Holographic Technology LiDAR Products [Member]
Segment Reporting Information [Line Items]
Revenues	2,847,529	20,279,244	16,330,569	45,086,319
Holographic Technology Intelligence Vision Software And Technology Development Service [Member]
Segment Reporting Information [Line Items]
Revenues	14,126,886	100,607,447	45,930,400	12,658,954
Holographic Technology Licensing And Content Product [Member]
Segment Reporting Information [Line Items]
Revenues	1,119,028	7,969,381	5,594,979	29,093,110
Holographic Hardware Sales [Member]
Segment Reporting Information [Line Items]
Revenues	5,078	36,163	489,558	67,158,275
Total Holographic Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	$ 18,098,521	¥ 128,892,235	¥ 68,345,506	¥ 153,996,658